Schedule of trade and other payables (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Trade And Other Payables
Trade payable- third parties	$ 1,649,041	$ 2,097,415	$ 829,324
Accruals	1,222,998	1,555,531	1,074,868
GST payables	219,858	279,638	391,330
Other payables third parties	2,343,283	2,980,422	280,427
Total	$ 5,435,180	$ 6,913,006	$ 2,575,949